Fair Value Measurements (Carrying Amounts And Estimated Fair Values) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	$ 785,032,000	$ 1,385,328,000
Held-to-maturity securities, estimated fair value	839,064,000	198,893,000
Carrying value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	250,689,000	155,153,000
Securities available-for-sale	785,032,000	1,385,328,000
Held-to-maturity securities, estimated fair value	831,819,000	179,922,000
Stock in FHLB	178,126,000	150,501,000
Loans held for sale	8,273,000	28,233,000
Net loans	12,882,544,000	10,306,786,000
Deposits, other than time deposits	7,334,266,000	5,802,893,000
Time deposits	3,384,545,000	2,965,964,000
Borrowed funds	3,367,274,000	2,705,652,000
Estimated fair value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	250,689,000	155,153,000
Securities available-for-sale	785,032,000	1,385,328,000
Held-to-maturity securities, estimated fair value	839,064,000	198,893,000
Stock in FHLB	178,126,000	150,501,000
Loans held for sale	8,273,000	28,233,000
Net loans	12,598,551,000	10,379,358,000
Deposits, other than time deposits	6,769,857,000	5,852,821,000
Time deposits	3,410,202,000	3,009,237,000
Borrowed funds	3,337,419,000	2,804,113,000
Level 1 | Estimated fair value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	250,689,000	155,153,000
Securities available-for-sale	0	0
Held-to-maturity securities, estimated fair value	0	0
Stock in FHLB	178,126,000	150,501,000
Loans held for sale	0	0
Net loans	0	0
Deposits, other than time deposits	6,769,857,000	5,852,821,000
Time deposits	0	0
Borrowed funds	0	0
Level 2 | Estimated fair value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0
Securities available-for-sale	784,362,000	1,385,328,000
Held-to-maturity securities, estimated fair value	790,460,000	159,599,000
Stock in FHLB	0	0
Loans held for sale	8,273,000	28,233,000
Net loans	0	0
Deposits, other than time deposits	0	0
Time deposits	3,410,202,000	3,009,237,000
Borrowed funds	3,337,419,000	2,804,113,000
Level 3 | Estimated fair value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0
Securities available-for-sale	670,000	0
Held-to-maturity securities, estimated fair value	48,604,000	39,294,000
Stock in FHLB	0	0
Loans held for sale	0	0
Net loans	12,598,551,000	10,379,358,000
Deposits, other than time deposits	0	0
Time deposits	0	0
Borrowed funds	$ 0	$ 0